Derivative financial instruments (including embedded derivative) (Details) BRL in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL
Derivative financial instruments by type
Derivative economic hedge contracts		BRL (28,892)		BRL (109,448)
Total, net		134,202		18,412
Swaps
Derivative financial instruments by type
Derivative economic hedge contracts		(118,970)		(377,891)
Swaps | Embedded derivative
Derivative financial instruments by type
Reference value (notional) | $	$ 768,598		$ 813,154
Embedded derivative asset		163,094		127,860
Cash flow hedges | Option | Zero cost collar
Derivative financial instruments by type
Reference value (notional), hedging instrument | $	1,981,000		1,760,000
Derivative economic hedge contracts		90,078		268,443
Hedges of debts | Interest rate swaps
Derivative financial instruments by type
Derivative economic hedge contracts		71,618		18,029
Hedges of debts | Interest rate swaps | LIBOR to Fixed (USD)
Derivative financial instruments by type
Reference value (notional), hedging instrument | $	40,800		590,257
Derivative economic hedge contracts		1,231		(1,832)
Hedges of debts | Interest rate swaps | IPCA to CDI
Derivative financial instruments by type
Reference value (notional), hedging instrument	1,028,022	1,028,022	843,845	843,845
Derivative economic hedge contracts		70,387		19,861
Hedges of debts | Foreign currency swaps
Derivative financial instruments by type
Derivative economic hedge contracts		(190,588)		(395,920)
Hedges of debts | Foreign currency swaps | DI to USD
Derivative financial instruments by type
Reference value (notional), hedging instrument	173,547	340,618	315,686	616,099
Derivative economic hedge contracts		(147,359)		(259,021)
Hedges of debts | Foreign currency swaps | TJLP To USD
Derivative financial instruments by type
Reference value (notional), hedging instrument			36,240	59,265
Derivative economic hedge contracts				(58,188)
Hedges of debts | Foreign currency swaps | Pre To USD
Derivative financial instruments by type
Reference value (notional), hedging instrument	$ 46,829	106,441	$ 81,867	177,633
Derivative economic hedge contracts		BRL (43,229)		BRL (78,711)